Leases - Schedule of Operating and Finance Lease Term and Discount Rate (Detail)	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Weighted average remaining lease term (in years) – operating leases	9 years 5 months 15 days	9 years 4 months 17 days
Weighted average remaining lease term (in years) – finance leases	9 years 10 months 20 days
Weighted average discount rate – operating lease	3.12%	2.69%
Weighted average discount rate – finance lease	3.86%